FINANCIAL RISK MANAGEMENT ACTIVITIES - Credit Risk Exposure (Details) - Credit risk	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash and cash equivalents | AAA to A- Rating
Disclosure of detailed information about financial instruments [line items]
Risk exposure %	82.00%	81.00%	74.00%
Cash and cash equivalents | BBB To B- Rating
Disclosure of detailed information about financial instruments [line items]
Risk exposure %	12.00%	11.00%	15.00%
Cash and cash equivalents | CCC+ And Below Rating
Disclosure of detailed information about financial instruments [line items]
Risk exposure %	6.00%	8.00%	11.00%
Restricted cash | AAA to A- Rating
Disclosure of detailed information about financial instruments [line items]
Risk exposure %	16.00%	14.00%	14.00%
Restricted cash | BBB To B- Rating
Disclosure of detailed information about financial instruments [line items]
Risk exposure %	84.00%	86.00%	86.00%